BORROWINGS - Narrative (Details) € in Millions									12 Months Ended
	Dec. 19, 2024 USD ($)	Dec. 19, 2024 EUR (€)	Nov. 29, 2024 USD ($)	Nov. 19, 2024 USD ($)	Sep. 30, 2024 USD ($)	Feb. 16, 2024 USD ($)	Feb. 04, 2024 USD ($)	Feb. 04, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 02, 2024 USD ($)	Feb. 16, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Amount of long-term loans granted									$ 0	$ 4,077,000,000
Amount of loan set off								€ 125.5	30,000,000.0	37,800,000
Loss on debt extinguishment									31,800,000	0	$ 0
Repayments of long-term borrowings from financial institutions	$ 728,000,000								3,058,200,000	0	0
Finance cost									67,600,000	15,800,000	$ (1,000,000.0)
Short-term loans									0	291,000,000.0
Borrowings									927,300,000	6,321,400,000
Other borrowings									$ 136,500,000	90,000,000.0
Amer Sports European Center AG
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)									1.65%
Short-term loans									$ 90,000,000.0
Borrowings									0	90,000,000.0
USD 800 million of 6.750% new senior secured notes
Disclosure of detailed information about borrowings [line items]
Notional value						$ 800,000,000.0
Interest rate (as a percent)						6.75%							6.75%
Old term loan facility
Disclosure of detailed information about borrowings [line items]
Carrying amount of loan repaid senior facilities agreement									1,860,000,000
Bilateral Facility Standard Chartered
Disclosure of detailed information about borrowings [line items]
Carrying amount of loan repaid senior facilities agreement									90,000,000.0
Old revolving credit facility
Disclosure of detailed information about borrowings [line items]
Carrying amount of loan repaid senior facilities agreement									291,000,000.0
Loss on debt extinguishment									14,300,000
7-year USD 500 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional value						$ 500,000,000.0
Duration of the loans						7 years
7-year EUR 700 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional value | €													€ 700.0
Duration of the loans						7 years
USD 710 million 5-year revolving credit facility
Disclosure of detailed information about borrowings [line items]
Notional value						$ 710,000,000.0
Duration of the loans						5 years
New Senior Secured Credit Facilities
Disclosure of detailed information about borrowings [line items]
Property, plant and equipment, pledged as security									317,500,000
Intangible assets pledged as security for liabilities									320,000,000
Inventories pledged as security for a liability									952,400,000
Repayments of long-term borrowings from financial institutions			$ 84,600,000		$ 65,000,000
Finance cost									2,300,000
USD Term Loan
Disclosure of detailed information about borrowings [line items]
Repayments of long-term borrowings from financial institutions	$ 349,100,000
EUR Term Loan
Disclosure of detailed information about borrowings [line items]
Repayments of long-term borrowings from financial institutions | €		€ 700.0
China Merchants Bank Co Ltd Line Of Credit
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)				0.50%
Notional value				$ 500,000,000								$ 500,000,000
Duration of the loans				1 year
Other borrowings									68,500,000
Senior Secured Credit Facilities And Term Loan
Disclosure of detailed information about borrowings [line items]
Loss on debt extinguishment									(17,500,000)
Losses on change in fair value of derivatives									11,000,000
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings									0	291,000,000.0
Parent company (Amer Sports Holding (Cayman) Limited)
Disclosure of detailed information about borrowings [line items]
Amount of loan equitized							$ 2,600,000,000	€ 2,300.0	2,560,000,000
Amount of long-term loans granted									$ 0	4,077,500,000
Applicable margin aggregated to arrive at the interest rate percentage, one (as a percent)									4.00%
Applicable margin aggregated to arrive at the interest rate percentage, two (as a percent)									4.25%
Applicable margin aggregated to arrive at the interest rate percentage, three (as a percent)									4.50%
Parent company (Amer Sports Holding (Cayman) Limited) | Investment Loan
Disclosure of detailed information about borrowings [line items]
Amount of long-term loans granted									$ 0	2,641,000,000
Parent company (Amer Sports Holding (Cayman) Limited) | Investment Loan | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)									0.25%
Parent company (Amer Sports Holding (Cayman) Limited) | Investment Loan | EURIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)									0.25%
Parent company (Amer Sports Holding (Cayman) Limited) | Facility A Loan
Disclosure of detailed information about borrowings [line items]
Amount of long-term loans granted									$ 0	$ 1,436,500,000
Applicable margin aggregated to arrive at the interest rate percentage, one (as a percent)									2.00%
Applicable margin aggregated to arrive at the interest rate percentage, two (as a percent)									1.75%